UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.   Name and address of issuer:

     Clearwater Investment Trust
     2000 Wells Fargo Place, 30 East 7th Street
     Saint Paul, Minnesota 55101-4930

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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):       [X]


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3.   Investment Company Act File Number:     811-05038

     Securities Act File Number:             033-12289

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4(a).Last day of fiscal year for which this Form is filed:

     December 31, 2009

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4(b).[x] Check  box if this  Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year).
         (See Instruction A.2)

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4(c).[ ] Check box if this is the last time the  issuer  will be filing  this
         Form.

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5.   Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year pursuant to section 24(f):        $563,707,475
                                                                    ------------

     (ii)  Aggregate price of securities redeemed or
           repurchased during the fiscal year:       $ 154,375,122
                                                     -------------

     (iii) Aggregate price of securities redeemed
           or repurchased during any prior fiscal
           year ending no earlier than October 11,
           1995 that were not previously used to
           reduce registration fees payable to the
           Commission:                               $    N/A
                                                     -------------

     (iv)  Total available redemption credits
           [add Items 5(ii) and 5(iii)]:                            $154,375,122
                                                                    ------------

     (v)   Net sales--if Item  (i) is greater than
           Item 5(iv)[subtract Item 5(iv) from
           Item 5(i)]:                                              $409,332,353
                                                                    ------------
     ------------------------------------------------------------
     (vi)  Redemption credits available for use in  $(            )
           future years--if Item 5(i) is less than   -------------
           Item 5(iv) [subtract Item 5(iv) from
           Item 5(i)]:

     -------------------------------------------------------------

     (vii) Multiplier for determining registration
       fee (See  Instruction C.9):                                  x    .00713%
                                                                    ------------

     (viii)Registration fee due [multiply Item 5(v)
           by Item 5(vii)] (enter "0" if no fee is due):         =$    29,185.40
                                                                   -------------
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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____________.

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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                 +$        35.98
                                                                   -------------
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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                                 =$    29,221.38
                                                                   -------------
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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

     May 14, 2010

     Method of Delivery:

                     [x] Wire Transfer   (CIK 0000811161)
                     [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/George H. Weyerhaeuser, Jr.
                              George H. Weyerhaeuser, Jr.
                              Chairman and Treasurer

Date:  May 14, 2010

  *Please print the name and title of the signing officer below the signature.





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